CONDENSED CONSOLIDATED STATEMENT OF FINANCIAL POSITION - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 73,920	$ 125,948
Accounts receivable and accrued revenues	55,684	59,465
Capitalized voyage expenses	2,817	2,799
Prepaid expenses	9,023	10,550
Derivative financial assets	0	3,759
Bunker inventory	37,783	33,069
Total current assets	179,227	235,589
Non-current assets
Vessels	1,311,892	1,261,998
Advances for vessel upgrades	15	4,583
Other property, plant and equipment	4,985	4,949
Goodwill	1,356	1,356
Total non-current assets	1,318,247	1,272,885
TOTAL ASSETS	1,497,474	1,508,474
Current liabilities
Accounts payable and accrued expenses	25,111	29,398
Current portion long-term debt	47,933	29,626
Other current liabilities	1,317	1,178
Deferred shipping revenues	4,394	4,172
Total current liabilities	78,754	64,374
Non-current liabilities
Long-term debt	388,647	367,069
Other non-current liabilities	3,557	3,545
Total non-current liabilities	392,203	370,614
TOTAL LIABILITIES	470,958	434,988
Equity
Common stock at par value	1,610	1,627
Additional paid-in capital	1,228,037	1,243,754
Accumulated deficit	(210,754)	(180,664)
Translation differences	69	138
Other reserves	3,132	3,623
Total equity attributable to the Company	1,022,095	1,068,478
Non-controlling interest	4,421	5,008
Total equity	1,026,516	1,073,486
TOTAL LIABILITIES AND EQUITY	$ 1,497,474	$ 1,508,474